LEASES	6 Months Ended
Jun. 30, 2024
Leases
LEASES

NOTE 5 － LEASES

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The Company has entered into commercial operating leases with various third parties for the use of offices, retail stores and warehouse in Singapore. These leases have original terms exceeding 1 year, but not more than 3 years. These operating leases are included in “Right-of-use Assets” on the balance sheet and represent the Company’s right to use the underlying assets during the lease term. The Company’s obligation to make lease payments are included in “Lease liabilities” on the balance sheet.

Supplemental balance sheet information related to operating leases was as follows:

	As of
	December 31,	June 30,	June 30,
	2023	2024	2024
	SGD	SGD	USD
Operating lease:
Right-of-use assets, net	4,100,541	5,349,876	3,938,076

Lease liabilities:
Current lease liabilities	1,632,192	1,835,793	1,351,338
Non-current lease liabilities	2,809,102	3,931,024	2,893,650
Total lease liabilities	4,441,294	5,766,817	4,244,988

Operating lease expense for the six months ended June 30, 2023 and 2024 was SGD706,659 and SGD949,506 (US$698,937), respectively.

Other supplemental information about the Company’s operating leases:

	December 31, 2023	June 30, 2024
Weighted average discount rate	3.96-6.56%	3.96-5.25%
Weighted average remaining lease term (years)	0.59-4.67 years	0.09-4.29 years

Operating lease commitments:

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next five years:

For the year ending December 31,	SGD	USD
2024 (six months)	1,010,149	743,577
2025	2,160,034	1,590,014
2026	1,590,990	1,171,138
2027	1,360,142	1,001,209
2028	160,331	118,019
Total minimum lease payments	6,281,646	4,623,957
Less: imputed interest	(514,829)	(378,969)
Future minimum lease payments	5,766,817	4,244,988